================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                 Stephen L. Kuhn, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 09/30/05

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 77.85%:(A)                   Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 69.06%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
 12% Senior Subordinated Note due 2012                           $  1,125,000         04/08/04     $  1,125,000     $  1,047,042
 Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               1,230 shs.         04/08/04             --                 12
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,047,054
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and vinyl
windows and doors in the Southwest and Southeast regions
of the U.S.
 12% Senior Subordinated Note due 2012                           $  1,125,000         05/18/04        1,024,000        1,121,030
 Limited Partnership Interest of
  AWC Investments, LLC (B)                                           132 uts.         05/18/04          112,500          180,561
                                                                                                   ------------     ------------
                                                                                                      1,136,500        1,301,591
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
 12.5% Subordinated Note due 2010                                $  1,125,000         02/29/00        1,037,258        1,125,000
 Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                                 192 shs.         02/29/00          162,931          225,202
                                                                                                   ------------     ------------
                                                                                                      1,200,189        1,350,202
                                                                                                   ------------     ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation and
control cables, primarily for the mining and oil and gas
industries.
 12% Senior Subordinated Note due 2013                           $  1,083,333         04/08/05        1,020,735        1,066,543
 Limited Partnership Interest (B)                                     42 uts.         04/07/05           41,667           37,503
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  66 shs.         04/08/05           64,833                1
                                                                                                   ------------     ------------
                                                                                                      1,127,235        1,104,047
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
 12% Preferred Stock Series C (B)                                    197 shs.         12/16/03          875,000        1,750,000
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  40 shs.                *          256,667             --
                                                                                                   ------------     ------------
                                                                                                      1,131,667        1,750,000
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
 12% Senior Subordinated Note due 2010                           $  1,125,000         01/22/04        1,011,453        1,158,750
 Preferred Class A Unit (B)                                        1,337 uts.         01/22/04          133,700          120,330
 Common Class B Unit                                               1,610 uts.         01/22/04             --            154,458
                                                                                                   ------------     ------------
                                                                                                      1,145,153        1,433,538
                                                                                                   ------------     ------------

*11/02/98 and 12/24/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
 12% Senior Subordinated Note due 2012                           $    861,702         05/18/05     $    804,265     $    850,979
 Common Stock (B)                                                    263 shs.         05/18/05          263,298          236,970
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362                1
                                                                                                   ------------     ------------
                                                                                                      1,126,925        1,087,950
                                                                                                   ------------     ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
 12% Senior Subordinated Note due 2012                           $    893,000         12/31/04          833,275          890,118
 Common Stock (B)                                                    261 shs.                *          261,000          234,900
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  73 shs.         12/31/04           63,254                1
                                                                                                   ------------     ------------
                                                                                                      1,157,529        1,125,019
                                                                                                   ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
 Senior Secured Floating Rate Revolving Credit
  Facility due 2007                                              $    131,792         04/09/02          131,792          132,054
 Senior Secured Tranche A Floating Rate Note due 2008            $    397,951         04/09/02          397,951          397,951
 12% Senior Secured Note due 2010                                $    412,112         04/09/02          360,450          428,596
 Limited Partnership Interest of Riverside Capital
  Appreciation Fund IV, L.P. (B)                                   6.38% int.         04/09/02           87,045           80,691
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 794 shs.         04/09/02           72,856           73,635
                                                                                                   ------------     ------------
                                                                                                      1,050,094        1,112,927
                                                                                                   ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
 5% Promissory Note due 2009 (B)                                 $     96,698         03/31/04           96,698             --
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                               2,421 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                         96,699             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands.
 14% Redeemable Preferred Stock (B)                                  499 shs.         09/30/99          272,912           54,525
 Convertible Preferred Stock Series A and B, convertible
  into common stock at $9.26 per share (B)                        62,997 shs.         12/19/96          583,300             --
 Common Stock (B)                                                 10,013 shs.         09/30/99          399,505             --
 Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                      5,700 shs.               **           64,247             --
                                                                                                   ------------     ------------
                                                                                                      1,319,964           54,525
                                                                                                   ------------     ------------

 *12/31/04 and 03/31/05.
**12/19/96 and 09/30/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
C & J SPEC-RENT SERVICES, INC
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana
 10% Senior Secured Term Note due 2012                           $    886,597         08/12/05     $    886,567     $    872,668
 14% Senior Subordinated Note due 2013                           $    644,776         08/12/05          584,300          627,154
 Common Stock (B)                                                268,657 shs.         08/12/05          268,657          241,791
 Warrants, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              49,552 shs.         08/12/05           60,910              496
                                                                                                   ------------     ------------
                                                                                                      1,800,434        1,742,109
                                                                                                   ------------     ------------
C & M CONVEYOR, INC
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry
 9.5% Senior Secured Term Note due 2007                          $    433,735         09/13/02          433,735          436,627
 11% Senior Subordinated Note due 2010                           $    478,916         09/13/02          459,048          486,000
 Common Stock (B)                                                180,723 shs.         09/13/02          180,723          271,085
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              78,386 shs.         09/13/02           34,428          117,579
                                                                                                   ------------     ------------
                                                                                                      1,107,934        1,311,291
                                                                                                   ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets
 Limited Partnership Interest (B)                                     58 uts.         09/29/95           79,184          270,579
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services
Preferred Membership Interests (B)                                   806 uts.         04/29/00            3,598              180
 Common Membership Interests (B)                                  10,421 uts.         04/29/00           46,706            2,332
                                                                                                   ------------     ------------
                                                                                                         50,304            2,512
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC
A producer of desiccant strips used for packaging
pharmaceutical products
 Common Stock (B)                                                     55 shs.                *              252            1,078
                                                                                                   ------------     ------------
COEUR, INC
A producer of proprietary, disposable power injection
syringes
 8.75% Senior Secured Term Note due 2010                         $    326,087         04/30/03          326,087          332,208
 11.5% Senior Subordinated Note due 2011                         $    242,754         04/30/03          224,094          247,559
 Common Stock (B)                                                 72,463 shs.         04/30/03           72,463           65,217
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,099 shs.         04/30/03           23,317              501
                                                                                                   ------------     ------------
                                                                                                        645,961          645,485
                                                                                                   ------------     ------------

*12/30/97 and 05/29/99
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
 Senior Secured Floating Rate Revolving Credit
  Facility due 2006                                              $     92,593         01/07/02     $     92,593     $     90,856
 Senior Secured Floating Rate Tranche A Note due 2007            $    508,296         06/26/01          508,296          480,123
 13% Senior Secured Tranche B Note due 2006                      $    370,370         06/26/01          370,370          360,451
 Limited Partnership Interest (B)                                  3.65% int.         06/26/01          185,185          148,148
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              61,163 shs.         06/26/01           45,370              612
                                                                                                   ------------     ------------
                                                                                                      1,201,814        1,080,190
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor
synthetic sports flooring and other temporary flooring
products.
 12% Senior Subordinated Note due 2012                           $  1,059,417                *          978,939        1,034,140
 Limited Partnership Interest (B)                                103,135 uts.               **          103,135           92,821
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  92 shs.                *           84,829                1
                                                                                                   ------------     ------------
                                                                                                      1,166,903        1,126,962
                                                                                                   ------------     ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries
 12% Senior Subordinated Note due 2013                           $  1,157,143         06/15/05        1,105,093        1,134,073
 Common Stock (B)  193 shs                                           06/15/05                           192,857          173,574
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  54 shs.         06/15/05           53,295                1
                                                                                                   ------------     ------------
                                                                                                      1,351,245        1,307,648
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
 12% Senior Subordinated Note due 2013                           $  1,350,000         08/04/05        1,278,140        1,335,778
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  10 shs.         08/04/05           72,617             --
                                                                                                   ------------     ------------
                                                                                                      1,350,757        1,335,778
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
 12% Senior Subordinated Note due 2007                           $  2,045,455              ***        1,967,819        1,636,364
 Common Stock (B)                                                     30 shs.              ***           51,136            5,114
 Limited Partnership Interest (B)                                 10.23% int.              ***          150,377           15,182
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                 171 shs.              ***          157,343           29,489
                                                                                                   ------------     ------------
                                                                                                      2,326,675        1,686,149
                                                                                                   ------------     ------------

  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***03/05/99 and 03/24/99.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
 Convertible Preferred Stock, convertible into common
  stock at $10 per share (B)                                       1,758 shs.         10/05/01     $    213,691     $    197,751
 Convertible Preferred Stock, convertible into common
  stock at $11.84 per share (B)                                      206 shs.         09/16/04           24,414           23,193
                                                                                                   ------------     ------------
                                                                                                        238,105          220,944
                                                                                                   ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
 Common Stock (B)                                                    310 shs.         07/19/01          309,783          367,858
 Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                 157 shs.         07/19/01          132,677          186,446
                                                                                                   ------------     ------------
                                                                                                        442,460          554,304
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
 Class A Common Stock (B)                                          2,971 shs.         09/15/05           50,224           96,382
 Class B Common Stock (B)                                         19,394 shs.         12/22/99             --            629,130
 Limited Partnership Interest (B)                                  4.61% int.                *           33,592        1,057,308
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                              25,713 shs.         12/22/99             --            834,126
                                                                                                   ------------     ------------
                                                                                                         83,816        2,616,946
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
 Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495             --
 Preferred Stock (B)                                               1,639 shs.         12/14/01        1,392,067        1,044,048
 Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         6,676 shs.               **          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217        1,044,048
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
 14% Senior Subordinated Note due 2011                           $    984,375         10/30/03          899,235        1,004,656
 Common Stock (B)                                                  3,656 shs.              ***          365,600          314,134
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719           92,506
                                                                                                   ------------     ------------
                                                                                                      1,363,554        1,411,296
                                                                                                   ------------     ------------

  *12/22/99 and 09/14/05.
 **10/24/96 and 08/28/98.
***10/30/03 and 01/02/04.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
 Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share                                      11 shs.         06/28/04     $     40,875     $     57,171
                                                                                                   ------------     ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
 14% Senior Subordinated Note due 2011                           $    562,500         09/24/04          543,479          579,375
 Warrant, exercisable until 2011, to purchase
  common stock at $.02 per share (B)                               2,163 shs.         09/24/04           20,893           31,861
                                                                                                   ------------     ------------
                                                                                                        564,372          611,236
                                                                                                   ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
 Limited Partnership Interest (B)                                  0.04% int.         01/01/01            6,831            5,423
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
 Limited Partnership Interest (B)                                  0.70% int.         03/30/00          281,250            2,813
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              15,415 shs.         03/30/00          135,000              154
                                                                                                   ------------     ------------
                                                                                                        416,250            2,967
                                                                                                   ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
 13.25% Senior Subordinated Note due 2011                        $  1,125,000         09/09/03        1,106,131        1,012,500
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,229 shs.         09/09/03           18,869              232
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,012,732
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
 Limited Partnership Interest of CM
  Equity Partners (B)                                              1.21% int.         02/11/98           64,535             --
 Common Stock (B)                                                 45,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                         64,541             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
 Series A Preferred Units (B)                                      0.30% int.         07/21/94           92,366              737
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
 12.5% Senior Subordinated Note due 2012                         $  1,081,731                *     $    983,894     $  1,104,295
 Common Stock (B)                                                     33 shs.                *           33,216           29,898
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 106 shs.                *          105,618                1
                                                                                                   ------------     ------------
                                                                                                      1,122,728        1,134,194
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Revolving Note due 2006            $  1,054,767         06/12/96        1,054,767          527,384
 Senior Secured Floating Rate Note due 2006                      $    182,813               **          182,813           91,406
 12% Senior Subordinated Note due 2006                           $    675,000         03/31/03          675,000            6,750
 Common Stock (B)                                                  2,860 shs.         03/12/04          112,500             --
                                                                                                   ------------     ------------
                                                                                                      2,025,080          625,540
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
 12% Senior Secured Note due 2006                                $    949,004         03/01/04          938,546          711,753
 Common Stock (B)                                                    130 shs.         06/01/00          149,500             --
                                                                                                   ------------     ------------
                                                                                                      1,088,046          711,753
                                                                                                   ------------     ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
 Senior Secured Floating Rate Note due 2009                      $  1,168,440         07/26/05        1,168,440        1,151,809
 Senior Secured Floating Rate Note due 2009                      $    181,560         07/26/05          181,560          179,740
 Warrant, exercisable until 2009, to purchase
  convertible preferred stock at $.01 per share (B)               54,468 shs.         07/26/05             --            116,562
                                                                                                   ------------     ------------
                                                                                                      1,350,000        1,448,111
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
 13% Senior Subordinated Note due 2008                           $    510,187         08/04/00          478,110          500,839
 14% Cumulative Redeemable Preferred Stock Series A (B)              153 shs.         08/04/00          153,119          150,312
 Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,250          375,461
 Warrants, exercisable until 2008 and 2009, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101           24,844
                                                                                                   ------------     ------------
                                                                                                      1,161,580        1,051,456
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
 12% Senior Subordinated Note due 2011                           $    843,750         12/15/04          793,856          832,865
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528                6
                                                                                                   ------------     ------------
                                                                                                        847,384          832,871
                                                                                                   ------------     ------------

 *06/30/04 and 08/19/04
**06/12/96 and 08/03/01.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
 Senior Secured Floating Rate Revolving Note due 2005            $     20,967         06/16/00     $     20,967     $     21,009
 Senior Secured Floating Rate Tranche A Note due 2007            $    275,196         06/16/00          275,196          275,747
 12% Senior Secured Tranche B Note due 2008                      $    314,509         06/16/00          302,474          320,799
 Limited Partnership Interest of
  Riverside XVI Holding Company, L.P. (B)                          3.02% int.         06/12/00          190,563          198,132
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                 633 shs.         06/12/00           26,209           66,415
                                                                                                   ------------     ------------
                                                                                                        815,409          882,102
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
 12% Senior Subordinated Note due 2012                           $    969,643         02/27/04          887,353          961,847
 Common Stock (B)                                                     18 shs.         02/27/04          244,608          220,119
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                   6 shs.         02/27/04            4,124             --
                                                                                                   ------------     ------------
                                                                                                      1,136,085        1,181,966
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
 12.5% Senior Subordinated Note due 2009                         $    962,170         04/30/01          962,170          962,170
 Preferred Stock (B)                                                 163 shs.         04/30/01          163,000          326,000
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 142 shs.         04/30/01                7          284,000
                                                                                                   ------------     ------------
                                                                                                      1,125,177        1,572,170
                                                                                                   ------------     ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
 Common Stock                                                     28,577 shs.         02/08/05          137,444          180,607
                                                                                                   ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
 12.5% Senior Subordinated Note due 2008                         $  2,036,000                *        1,865,885        2,036,000
 Common Stock (B)                                                  3,057 shs.                *          213,998          149,793
 Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                               8,245 shs.                *          318,838          404,005
                                                                                                   ------------     ------------
                                                                                                      2,398,721        2,589,798
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
 Senior Secured Floating Rate Tranche A Note due 2010            $    436,568         09/03/04          436,568          431,764
 12% Senior Secured Tranche B Note due 2011                      $    179,104         09/03/04          158,644          181,709
 Limited Partnership Interest (B)                                  4.48% int.         09/03/04           33,582           30,224
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556                2
                                                                                                   ------------     ------------
                                                                                                        651,350          643,699
                                                                                                   ------------     ------------

*12/23/98 and 01/28/99.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
 12% Senior Subordinated Note due 2012                           $    549,837         09/30/04     $    501,912     $    540,772
 8.75% Senior Subordinated Note due 2012                         $    732,065         09/30/04          732,065          727,107
 Common Stock (B)                                                218,099 shs.         09/30/04          218,099          196,289
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                              87,755 shs.         09/30/04           51,941              878
                                                                                                   ------------     ------------
                                                                                                      1,504,017        1,465,046
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
 8% Preferred Stock                                                   44 shs.         10/28/04           44,289           45,145
 Common Stock                                                     13,863 shs.         10/28/04           18,576           21,459
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share                                  47,090 shs.         05/01/03           21,534           72,472
                                                                                                   ------------     ------------
                                                                                                         84,399          139,076
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
 12% Senior Subordinated Note due 2013                           $  1,134,000         08/12/05        1,061,969        1,109,721
 Common Stock (B)                                                    216 shs.         08/12/05          216,000          194,400
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  73 shs.         08/12/05           72,576                1
                                                                                                   ------------     ------------
                                                                                                      1,350,545        1,304,122
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
 Senior Secured Floating Rate Revolving Note due 2005            $     57,660         03/24/05           57,660           57,660
 Senior Secured Floating Rate Tranche A Note due 2007            $    419,085         09/21/00          419,085          419,085
 12% Senior Secured Tranche B Note due 2008                      $    192,200         09/21/00          182,878          192,200
 Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                 21.37% int.                *          178,069          222,576
 Warrant, exercisable until 2008, to purchase
  common stock at $100 per share (B)                                 264 shs.         09/21/00           23,064           10,997
                                                                                                   ------------     ------------
                                                                                                        860,756          902,518
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                               8,752 shs.         12/11/02          261,264          367,762
                                                                                                   ------------     ------------

*09/20/00 and 05/23/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
 12.5% Senior Subordinated Note due 2011                         $    562,500         01/31/03     $    485,736     $    578,740
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 112 shs.         01/31/03           95,625           46,025
                                                                                                   ------------     ------------
                                                                                                        581,361          624,765
                                                                                                   ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
 12.25% Senior Subordinated Note due 2012                        $    986,538         03/29/04          982,661        1,001,113
 10% Preferred Stock (B)                                             135 shs.         03/29/04          135,044          136,831
 Common Stock (B)                                                  3,418 shs.         03/29/04            3,418           25,430
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                               4,565 shs.         03/29/04            3,877           33,925
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,197,299
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
 9% Senior Secured Note due 2009                                 $    464,286         01/28/02          464,286          460,914
 11.5% Senior Subordinated Note due 2012                         $    857,143         01/28/02          787,662          839,359
 Common Stock (B)                                                178,571 shs.         01/28/02          178,571          122,143
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597           93,777
                                                                                                   ------------     ------------
                                                                                                      1,523,116        1,516,193
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon and California
and British Columbia.
 12% Senior Subordinated Note due 2006                           $  1,241,000         08/07/98        1,241,000        1,210,144
 12% Senior Subordinated Note due 2008                           $    244,154         02/09/00          233,034          229,764
 Limited Partnership Interest of Riverside VIII, VIII-A and
  VIII-B Holding Company, L.P.                                   795,964 uts.                *          808,300          647,524
 Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                              15,166 shs.               **          206,041           46,955
                                                                                                   ------------     ------------
                                                                                                      2,488,375        2,134,387
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
 12% Senior Subordinated Note due 2008                           $  1,125,000         12/19/00        1,048,772        1,108,121
 Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625          189,844
                                                                                                   ------------     ------------
                                                                                                      1,189,397        1,297,965
                                                                                                   ------------     ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves & controls.
 Senior Secured Floating Rate Revolving Credit
  Facility due 2005                                              $    309,700         07/22/96     $    309,700     $    309,700
 Senior Secured Floating Rate Term Note due 2005                 $      4,075         07/22/96            4,075            4,075
 12% Senior Secured Term Note due 2005                           $    163,000         07/22/96          161,921          163,000
 8% Preferred Stock                                                  228 shs.         07/22/96          116,023          115,944
 Common Stock (B)                                                    299 shs.         07/22/96           14,489           14,489
 Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                 162 shs.         07/22/96           49,000                2
                                                                                                   ------------     ------------
                                                                                                        655,208          607,210
                                                                                                   ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
 Common Membership Interests                                           1 uts.                *                4          144,000
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
 9.8% Redeemable Exchangeable Preferred Stock (B)                    332 shs.         08/12/94           33,217             --
 Common Stock (B)                                                    867 shs.               **           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis
products.
 12% Senior Subordinated Note due 2012                           $    937,500         05/28/04          759,763          960,618
 Common Stock (B)                                                187,500 shs.         05/28/04          187,500          168,750
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969            2,000
                                                                                                   ------------     ------------
                                                                                                      1,147,232        1,131,368
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
 16.5% Senior Subordinated Note due 2012                         $  1,002,475         07/09/04          976,254          601,485
 Limited Partnership Interest (B)                                  4.90% int.         07/09/04          137,195             --
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 280 shs.         07/09/04           25,973             --
                                                                                                   ------------     ------------
                                                                                                      1,139,422          601,485
                                                                                                   ------------     ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and foodservice
channels.
 13% Senior Subordinated Note due 2011                           $    975,000         09/29/04          898,718          944,260
 Limited Partnership Interest (B)                                 21,499 uts.         09/29/04          150,000          134,997
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,481 shs.         09/29/04           83,596              125
                                                                                                   ------------     ------------
                                                                                                      1,132,314        1,079,382
                                                                                                   ------------     ------------

 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
 12.5% Senior Subordinated Note due 2011                         $    562,500         11/14/03     $    506,757     $    553,109
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089                1
                                                                                                   ------------     ------------
                                                                                                        571,846          553,110
                                                                                                   ------------     ------------
RUGBY MANUFACTURING COMPANY
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
 12% Senior Subordinated Note due 2013                           $  1,018,915         07/19/05          955,488        1,003,627
 Common Stock (B)                                                    331 shs.         07/19/05          331,085          297,981
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  67 shs.         07/19/05           64,236                1
                                                                                                   ------------     ------------
                                                                                                      1,350,809        1,301,609
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
 Senior Secured Floating Rate Tranche A Note due 2007            $    524,947         06/02/99          524,947          524,947
 12% Senior Secured Tranche B Note due 2007                      $    646,089         06/02/99          646,089          646,089
 Class B Common Stock (B)                                            846 shs.         06/02/99          146,456          290,455
                                                                                                   ------------     ------------
                                                                                                      1,317,492        1,461,491
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
 12% Senior Subordinated Note due 2012                           $    814,655         09/10/04          758,872          808,920
 Common Stock (B)                                                    310 shs.         09/10/04          310,345          279,315
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129                1
                                                                                                   ------------     ------------
                                                                                                      1,129,346        1,088,236
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies & products throughout the Midwest.
 12.5% Senior Subordinated Note due 2008                         $    803,571         08/01/02          736,449          803,571
 Common Stock (B)                                                477,411 shs.                *          477,411          831,889
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                             139,470 shs.         08/01/02          114,589          243,027
                                                                                                   ------------     ------------
                                                                                                      1,328,449        1,878,487
                                                                                                   ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
 12.25% Senior Subordinated Note due 2008                        $  2,250,000         12/06/99        2,105,335        2,250,000
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                 369 shs.         12/06/99          306,818          398,844
                                                                                                   ------------     ------------
                                                                                                      2,412,153        2,648,844
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
 Limited Partnership Interest of MHD Holdings LLC                  0.76% int.         08/29/00          307,860           65,314
                                                                                                   ------------     ------------

*08/01/02, 01/17/03 and 12/31/04.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              61,862 shs.         01/14/00     $    382,501     $       --
                                                                                                   ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
 Limited Partnership Interest (B)                                  1.05% int.         08/20/03           33,463            5,972
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              45,942 shs.         08/21/03           10,249            8,199
                                                                                                   ------------     ------------
                                                                                                         43,712           14,171
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
 Senior Secured Floating Rate Term A Note due 2010               $    170,704         03/01/05          170,704          170,345
 Senior Secured Floating Rate Term B Note due 2012               $    209,933         03/01/05          209,933          209,356
 12% Senior Subordinated Note due 2013                           $    585,937         03/01/05          555,280          574,255
 Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                  236 uts.         03/01/05          235,547          211,995
 Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  37 shs.         03/01/05           32,098             --
                                                                                                   ------------     ------------
                                                                                                      1,203,562        1,165,951
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products.
 13% Senior Subordinated Note due 2009                           $  1,356,000         02/05/98        1,259,373        1,356,000
 Common Stock (B)                                                    315 shs.         02/04/98          315,000          318,371
 Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          224,375
                                                                                                   ------------     ------------
                                                                                                      1,758,789        1,898,746
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
 17% Preferred Stock (B)                                             280 shs.         12/23/02          280,000          378,000
 Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                               560 shs.         07/25/96          560,000          756,000
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)  237 shs                        07/25/96                            24,103          319,788
                                                                                                   ------------     ------------
                                                                                                        864,103        1,453,788
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
 16% Senior Subordinated Note due 2011                           $    773,875         12/08/03          749,592          804,830
 16% Preferred Stock Series A (B)                                     20 shs.         12/08/03          334,393          348,926
 Common Stock (B)                                                 11,246 shs.                *          111,066          145,844
                                                                                                   ------------     ------------
                                                                                                      1,195,051        1,299,600
                                                                                                   ------------     ------------

 *12/08/03 and 07/01/05.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
 12% Senior Subordinated Note due 2013                           $    918,000         08/31/05     $    877,127     $    908,786
 Common Stock (B)                                                    432 shs.         08/31/05          432,000          388,800
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  46 shs.         08/31/05           41,021             --
                                                                                                   ------------     ------------
                                                                                                      1,350,148        1,297,586
                                                                                                   ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
 10.5% Senior Secured Term Note due 2008                         $    676,983         01/20/00          676,983          674,768
 12% Senior Subordinated Note due 2010                           $    758,100         01/20/00          726,835          759,794
 Common Stock (B)                                                129,960 shs.         01/20/00          129,960          103,968
 Warrant, exercisable until 2010, to purchase
  common stock at $1 per share (B)                               148,912 shs.         01/20/00           56,316            1,489
                                                                                                   ------------     ------------
                                                                                                      1,590,094        1,540,019
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
 12.5% Senior Subordinated Note due 2010                         $    562,500         04/11/03          524,405          553,838
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           50,625           17,491
                                                                                                   ------------     ------------
                                                                                                        575,030          571,329
                                                                                                   ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
 12% Senior Subordinated Note due 2014                           $    705,457         05/28/04          636,949          665,846
 8.75% Senior Secured Note due 2011                              $    409,310         05/28/04          409,310          391,270
 Common Stock (B)                                                385,233 shs.         05/28/04          385,233          192,617
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             116,521 shs.         05/28/04           74,736            1,165
                                                                                                   ------------     ------------
                                                                                                      1,506,228        1,250,898
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
Common Stock (B)                                                 187,500 shs.         05/02/00          187,500          202,500
                                                                                                   ------------     ------------
U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
 12% Senior Subordinated Note due 2011                           $    473,684         08/06/03          407,630          487,895
 Preferred Stock                                                   1,361 shs.         08/06/03          136,089          136,098
 Common Stock (B)                                                    546 shs.         08/06/03              546              546
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share                                     502 shs.         08/06/03          157,869              502
                                                                                                   ------------     ------------
                                                                                                        702,134          625,041
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
 12.5% Senior Subordinated Note due 2012                         $    996,500         04/30/04     $    895,482     $  1,030,434
 Common Stock (B)                                                     96 shs.         04/30/04           96,400           86,760
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106                1
                                                                                                   ------------     ------------
                                                                                                      1,103,988        1,117,195
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
 Series A Preferred Units (B)                                      0.03% int.         12/02/96                1                2
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
 13% Senior Subordinated Note due 2011                           $    999,153         09/24/04          909,026        1,003,067
 Common Stock (B)                                                 12,585 shs.         09/24/04          125,850          113,265
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,593 shs.         09/24/04           98,938              126
                                                                                                   ------------     ------------
                                                                                                      1,133,814        1,116,458
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags and medical and food
products.
 12.5% Senior Subordinated Note due 2012                         $    900,000         07/19/04          785,152          885,411
 Limited Partnership Interest Class A (B)                        219,375 uts.         07/19/04          219,375          197,438
 Limited Partnership Interest Class B (B)                         96,848 uts.         07/19/04           96,848           87,163
                                                                                                   ------------     ------------
                                                                                                      1,101,375        1,170,012
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
 10% Senior Subordinated Lien Note due 2009                      $    532,895         07/12/04          532,895          533,305
 14% Senior Subordinated Note due 2012                           $    566,163         07/12/04          564,740          567,870
 Limited Partnership Interest (B)                                  0.20% int.         07/12/04           19,737           17,763
 Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               2,133 shs.         07/12/04            1,500               21
                                                                                                   ------------     ------------
                                                                                                      1,118,872        1,118,959
                                                                                                   ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
 Limited Partnership Interest (B)                                  0.82% int.         02/03/03           53,570          142,897
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 136 shs.         02/04/03          111,086          361,895
                                                                                                   ------------     ------------
                                                                                                        164,656          504,792
                                                                                                   ------------     ------------
  TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                82,473,314       82,125,421
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount        Cost        Fair Value
                                                    ----       ----        ------        ----       ------------
RULE 144A SECURITIES - 8.79%:

BONDS - 7.70%
  A E S Corporation                                8.750%    05/15/13   $    425,000  $    474,756  $    465,375
  A E S Corporation                                9.000     05/15/15        175,000       175,000       192,063
  Activant Solutions, Inc.                         9.504     04/01/10        400,000       400,000       408,000
  Blockbuster, Inc.                                9.000     09/01/12        275,000       277,042       226,875
  Bombardier Capital, Inc.                         6.125     06/29/06        500,000       505,662       500,625
  Bombardier, Inc.                                 6.300     05/01/14        500,000       440,315       442,500
  Charter Communications Op LLC                    8.000     04/30/12        500,000       498,750       503,750
  Clayton Williams Energy, Inc.                    7.750     08/01/13        375,000       375,000       366,560
  Douglas Dynamics, LLC                            7.750     01/15/12        325,000       326,924       325,000
  Intelsat Bermuda Ltd.                            8.695     01/15/12        225,000       225,000       228,938
  Intelsat Bermuda Ltd.                            8.250     01/15/13        250,000       250,000       251,563
  Interactive Health LLC                           7.250     04/01/11        500,000       417,350       430,000
  Lazard LLC                                       7.125     05/15/15        375,000       374,704       372,359
  Mac-Gray Corporation                             7.625     08/15/15        300,000       300,000       306,000
  Markwest Energy                                  6.875     11/01/14        250,000       250,000       247,500
  Metaldyne Corporation                           11.000     11/01/13        340,000       342,068       295,800
  Neiman Marcus Group, Inc.                       10.375     10/15/15        600,000       600,000       597,000
  P Q Corporation                                  7.500     02/15/13        685,000       677,350       664,450
  Pacific Energy Partners                          6.250     09/15/15        100,000        99,543       100,250
  Pogo Producing Co.                               6.875     10/01/17        250,000       250,000       253,438
  Service Corporation International                7.000     06/15/17        500,000       495,015       505,000
  Siebe PLC                                        6.500     01/15/10        350,000       308,000       309,750
  Sierra Pacific Resources                         6.750     08/15/17        330,000       331,674       330,825
  Sungard Data Systems                             9.125     08/15/13         75,000        75,000        77,718
  T C W Lev Income Trust L.P. (B)                  8.410     11/30/05        717,144       717,144       179,285
  Tenaska Alabama Partners L.P.                    7.000     06/30/21        185,000       185,000       187,315
  Texas Genco LLC                                  6.875     12/15/14        350,000       350,000       356,125
  Texas Industries, Inc.                           7.250     07/15/13         35,000        35,000        36,400
                                                                        ------------  ------------  ------------
TOTAL BONDS                                                             $  9,892,144     9,756,297     9,160,464
                                                                        ============  ------------  ------------
CONVERTIBLE BONDS - 1.09%
Cymer, Inc.                                        3.500%    02/15/09   $    450,000  $    450,000  $    437,063
ICOS Corporation                                   2.000     07/01/23        375,000       298,125       314,063
QLT, Inc.                                          3.000     09/15/23        305,000       277,410       277,169
Wesco International, Inc.                          2.625     10/15/25        250,000       250,000       260,625
                                                                        ------------  ------------  ------------
   TOTAL CONVERTIBLE BONDS                                              $  1,380,000     1,275,535     1,288,920
                                                                        ============  ------------  ------------
WARRANTS - 0.00%
Winsloew Furniture, Inc. (B)                                                     700  $          7  $       --
                                                                                      ------------  ------------
   TOTAL WARRANTS                                                                                7          --
                                                                                      ------------  ------------
TOTAL RULE 144A SECURITIES                                                              11,031,839    10,449,384
                                                                                      ------------  ------------
   TOTAL CORPORATE RESTRICTED SECURITIES                                              $ 93,505,153  $ 92,574,805
                                                                                      ------------  ------------

--------------------------------------------------------------------------------
22
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2005
(Unaudited)

                                                 Interest      Due         Principal
CORPORATE PUBLIC SECURITIES - 25.84%:(A)           Rate        Date          Amount         Cost     Market Value
                                                 --------    --------      ---------      --------   ------------
BONDS - 22.79%
  Abitibi-Consolidated, Inc.                       7.750%    06/15/11   $    500,000  $    516,599  $    492,500
  Activant Solutions, Inc.                        10.500     06/15/11        325,000       325,880       339,625
  Aearo Co.                                        8.250     04/15/12        225,000       225,000       225,000
  Allied Waste NA                                  7.875     04/15/13        500,000       513,688       510,000
  American Media Operation, Inc.                   8.875     01/15/11        475,000       475,649       420,375
  Appleton Papers, Inc.                            8.125     06/15/11        250,000       250,000       245,000
  Argo Tech Corporation                            9.250     06/01/11        425,000       425,000       450,500
  Arrow Electronics, Inc.                          7.000     01/15/07        500,000       516,848       512,741
  BCP Crystal US Holding Corporation               9.625     06/15/14        355,000       355,000       394,938
  C S C Holdings, Inc.                             7.625     04/01/11        250,000       250,982       245,625
  Cablevision Systems Corporation                  7.890     04/01/09        450,000       450,000       461,250
  Cadmus Communications Corporation                8.375     06/15/14        350,000       350,000       361,375
  Chemed Corporation                               8.750     02/24/11        600,000       600,000       648,000
  Chesapeake Energy Corporation                    7.000     08/15/14        650,000       676,962       682,500
  Cincinnati Bell, Inc.                            8.375     01/15/14        550,000       503,750       541,750
  Del Monte Corporation                            8.625     12/15/12        200,000       200,000       215,000
  Dollar Financial Group                           9.750     11/15/11        325,000       325,000       338,000
  Dominos, Inc.                                    8.250     07/01/11        109,000       108,213       114,450
  Electronic Data Systems Corporation              7.125     10/15/09        500,000       505,427       535,499
  Esterline Technologies                           7.750     06/15/13        175,000       175,000       184,625
  Ford Motor Credit Co.                            5.800     01/12/09        500,000       499,070       466,541
  Ford Motor Credit Co.                            7.375     10/28/09        750,000       748,125       724,460
  G F S I, Inc.                                    9.625     03/01/07        375,000       339,385       341,250
  Gencorp, Inc.                                    9.500     08/15/13        130,000       130,000       142,513
  General Motors Accept Corporation                5.850     01/14/09        750,000       743,418       698,387
  Goodyear Tire & Rubber Co.                       7.857     08/15/11        350,000       327,250       338,625
  GulfMark Offshore, Inc.                          7.750     07/15/14        300,000       298,725       318,750
  Houghton Mifflin Co.                             9.875     02/01/13        500,000       527,535       530,000
  Huntsman LLC                                    11.625     10/15/10        163,000       161,068       186,228
  Intrawest Corporation                            7.500     10/15/13        250,000       250,000       255,938
  K 2, Inc.                                        7.375     07/01/14        150,000       150,591       150,000
  Koppers, Inc.                                    9.875     10/15/13        250,000       250,000       276,250
  Leucadia National Corporation                    7.000     08/15/13        350,000       356,794       351,750
  Liberty Media Corporation                        5.700     05/15/13        500,000       475,805       455,009
  Lodgenet Entertainment Corporation               9.500     06/15/13        375,000       375,000       410,625
  Lyondell Chemical Co.                            9.500     12/15/08        450,000       457,176       471,375
  M G M Mirage, Inc.                               6.000     10/01/09        225,000       227,775       222,188
  M S X International, Inc.                       11.000     10/15/07        175,000       173,502       174,125
  Magnachip Semiconductor                          8.000     12/15/14         50,000        50,000        46,000
  Majestic Star Casino LLC                         9.500     10/15/10        250,000       250,000       247,500
  Manitowoc Company, Inc.                          7.125     11/01/13        100,000       100,000       103,500
  Mediacom LLC                                     9.500     01/15/13        750,000       745,965       744,375
  Moog, Inc.                                       6.250     01/15/15         60,000        60,000        60,300
  Nalco Co.                                        7.750     11/15/11        250,000       250,000       255,625
  National Wine & Spirits, Inc.                   10.125     01/15/09         25,000        25,354        25,250
  Nextel Communications Corporation                7.375     08/01/15        400,000       410,166       428,226
  North American Energy Partners                   8.750     12/01/11        200,000       200,000       190,000
  Numatics, Inc.                                   9.625     04/01/08        375,000       376,226       381,016
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12        500,000       492,980       490,625

--------------------------------------------------------------------------------
23
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2005
(Unaudited)

                                                 Interest      Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate        Date          Amount         Cost     Market Value
                                                 --------    --------      ---------      --------   ------------
  Offshore Logistics, Inc.                         6.125%    06/15/13   $    350,000  $    350,000  $    344,750
  Pacific Energy Partners                          7.125     06/15/14        250,000       252,088       259,375
  Pinnacle Foods Group                             8.250     12/01/13        225,000       225,000       212,625
  Pliant Corporation                              11.625     06/15/09        574,414       586,456       608,879
  Primedia, Inc.                                   8.000     05/15/13        500,000       513,750       503,750
  Quintiles Transnational Corporation             10.000     10/01/13        250,000       250,000       281,250
  Rayovac Corporation                              8.500     10/01/13        175,000       175,000       168,875
  Rent-A-Center, Inc.                              7.500     05/01/10        250,000       250,000       237,813
  Rent-Way, Inc.                                  11.875     06/15/10        450,000       469,608       495,000
  Rhodia SA                                        8.875     06/01/11        250,000       249,834       236,250
  Rhodia SA                                       10.250     06/01/10        250,000       252,457       264,375
  Rogers Wireless, Inc.                            7.250     12/15/12         90,000        90,000        95,175
  Rogers Wireless, Inc.                            7.500     03/15/15        560,000       602,893       603,400
  Rogers Wireless, Inc.                            8.000     12/15/12         90,000        90,000        95,063
  Samsonite Corporation                            8.875     06/01/11        500,000       523,609       531,250
  Service Corporation International                6.000     12/15/05         21,000        21,020        21,000
  Sheridan Acquisition Corporation                10.250     08/15/11        225,000       222,000       234,000
  Sports Club Co.                                 11.375     03/15/06        100,000        97,000        99,000
  Tekni-Plex, Inc.                                12.750     06/15/10        500,000       483,500       277,500
  Telex Communications, Inc.                      11.500     10/15/08        250,000       250,000       266,875
  Tenet Healthcare Corporation                     6.375     12/01/11        250,000       241,250       233,125
  Tenet Healthcare Corporation                     9.875     07/01/14        350,000       341,858       365,750
  Triton P C S, Inc.                               8.500     06/01/13        500,000       500,000       476,250
  Tyco International Group SA                      6.375     10/15/11        150,000       148,500       159,880
  Unisys Corporation                               8.000     10/15/12        150,000       150,000       147,375
  United Rentals, Inc.                             7.750     11/15/13        325,000       325,000       313,624
  Universal City Florida                           8.375     05/01/10        100,000       100,000       103,750
  Universal City Florida                           8.443     05/01/10        100,000       100,000       103,750
  Utilicorp United, Inc.                           9.950     02/01/11        500,000       548,255       561,250
  Vicorp Restaurants, Inc.                        10.500     04/15/11        300,000       296,373       292,500
  Vought Aircraft Industries                       8.000     07/15/11        650,000       649,158       617,500
  Warner Music Group                               7.375     04/15/14        125,000       125,000       125,312
  Wornick Co.                                     10.875     07/15/11        350,000       350,000       359,624
                                                                        ------------  ------------  ------------
    TOTAL BONDS                                                         $ 26,927,414    27,030,517    27,101,079
                                                                        ============  ------------  ------------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2005
(Unaudited)

                                                                          Shares or
                                                  Interest     Due        Principal
CORPORATE PUBLIC SECURITIES (A)(CONTINUED)          Rate       Date         Amount        Cost      Market Value
                                                  --------   --------     ---------     --------    ------------
COMMON STOCK - 2.40%
  Chemed Corporation                                                             300  $      7,500  $     13,002
  Distributed Energy Systems Corporation                                      14,000       177,078       116,760
  H C I Direct, Inc. (B)                                                         500          --            --
  P W Eagle, Inc. (B)                                                        101,236             1       779,517
  Rent-Way, Inc. (B)                                                          46,432       458,123       318,988
  Transmontaigne, Inc. (B)                                                   203,165       598,597     1,623,288
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   1,241,299     2,851,555
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.65%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    300,000  $    232,875  $    233,625
  Leucadia National Corporation                    3.750     04/15/14        500,000       500,000       543,125
                                                                        ------------  ------------  ------------
    TOTAL CONVERTIBLE BONDS                                             $    800,000       732,875       776,750
                                                                        ============  ------------  ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                 $ 29,004,691  $ 30,729,384
                                                                                      ------------  ------------

                                                  Interest     Due        Principal
SHORT-TERM SECURITIES:                           Rate/Yield    Date         Amount        Cost      Market Value
                                                 ----------  --------     ---------     --------    ------------
COMMERCIAL PAPER - 1.66%
  I T T Industries, Inc.                           3.951%     10/3/05   $  1,977,000  $  1,976,566  $  1,976,566
                                                                        ------------  ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                         $  1,977,000  $  1,976,566  $  1,976,566
                                                                        ============  ------------  ------------
TOTAL INVESTMENTS                                 105.35%                             $124,486,410  $125,280,755
                                                                                      ============  ------------
  Other Assets                                      5.83                                               6,931,483
  Liabilities                                     (11.18)                                            (13,291,825)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $118,920,413
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.53%                                                      CARGO TRANSPORT - 2.55%
Argo Tech Corporation                          $      450,500          Kenan-Advantage Transport Company              $    1,572,170
Bombardier, Inc.                                      442,500          Tidewater Holdings, Inc.                            1,453,788
Consolidated Foundries Holdings                     1,307,648                                                         --------------
Esterline Technologies                                184,625                                                              3,025,958
Vought Aircraft Industries                            617,500                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 2.98%
                                                    3,002,773          Capital Specialty Plastics, Inc.                        1,078
                                               --------------          Huntsman LLC                                          186,228
AUTOMOBILE - 8.50%                                                     Koppers, Inc.                                         276,250
America's Body Company, Inc./LCP Holding Co.        1,750,000          Lyondell Chemical Co.                                 471,375
Gencorp, Inc.                                         142,513          P Q Corporation                                       664,450
Goodyear Tire & Rubber Co.                            338,625          Process Chemicals LLC                                 144,000
Jason, Inc.                                         1,051,456          Rhodia SA                                             500,625
LIH Investors, L.P.                                 2,589,798          Tomah Holdings, Inc.                                1,299,600
Metaldyne Corporation                                 295,800                                                         --------------
Nyloncraft, Inc.                                    1,516,193                                                              3,543,606
Qualis Automotive LLC                               1,131,368                                                         --------------
Transtar Holding Company                            1,297,586          CONSUMER PRODUCTS - 7.02%
                                               --------------          Appleton Papers, Inc.                                 245,000
                                                   10,113,339          Augusta Sportswear Holding Co.                      1,125,019
                                               --------------          Euro-Pro Corporation                                1,012,732
BEVERAGE, DRUG & FOOD - 4.68%                                          G F S I, Inc.                                         341,250
Beta Brands Ltd. -                                                     H C I Direct, Inc.                                       --
Cains Foods, L.P.                                     270,579          K 2, Inc.                                             150,000
Del Monte Corporation                                 215,000          Maverick Acquisition Company                          643,699
Dominos, Inc.                                         114,450          Rayovac Corporation                                   168,875
Eagle Pack Pet Foods, Inc.                            611,236          Royal Baths Manufacturing Company                     553,110
National Wine & Spirits, Inc.                          25,250          Savage Sports Holding, Inc.                         1,088,236
Nonni's Food Company                                1,197,299          The Tranzonic Companies                             1,898,746
Pinnacle Foods Group                                  212,625          Walls Industries, Inc.                              1,118,959
River Ranch Fresh Foods LLC                         1,079,382          Winsloew Furniture, Inc.                                 --
Specialty Foods Group, Inc.                            65,314                                                         --------------
Vicorp Restaurants, Inc.                              292,500                                                              8,345,626
Vitality Foodservice, Inc.                          1,116,458                                                         --------------
Wornick Co.                                           359,624          CONTAINERS, PACKAGING
                                               --------------           & GLASS - 5.05%
                                                    5,559,717          Paradigm Packaging, Inc.                            1,297,965
                                               --------------          Pliant Corporation                                    608,879
BROADCASTING & ENTERTAINMENT- 2.57%                                    Snyder Industries, Inc.                             2,648,844
C S C Holdings, Inc.                                  245,625          Tekni-Plex, Inc.                                      277,500
Cablevision Systems Corporation                       461,250          Vitex Packaging, Inc.                               1,170,012
Charter Communications Op LLC                         503,750                                                         --------------
Citadel Broadcasting Corporation                      233,625                                                              6,003,200
Liberty Media Corporation                             455,009                                                         --------------
Lodgenet Entertainment Corporation                    410,625          DISTRIBUTION - 2.92%
Mediacom LLC                                          744,375          Corvest Group, Inc.                                 1,686,149
                                               --------------          Kele and Associates, Inc.                           1,181,966
                                                    3,054,259          QualServ Corporation                                  601,485
                                               --------------          Strategic Equipment & Supply Corporation, Inc.           --
BUILDINGS & REAL ESTATE - 4.32%                                                                                       --------------
A W C Holding Company                               1,301,591                                                              3,469,600
Adorn, Inc.                                         1,350,202                                                         --------------
Shelter Acquisition, Inc.                           1,878,487
Texas Industries, Inc.                                 36,400
TruStile Doors, Inc.                                  571,329
                                               --------------
                                                    5,138,009
                                               --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FINANCIAL SERVICES - 3.85%
 MANUFACTURING - 6.05%                                                 BCP Crystal US Holding Corporation             $      394,938
Activant Solutions, Inc.                       $      747,625          Bombardier Capital, Inc.                              500,625
AmerCable, Inc.                                     1,104,047          Dollar Financial Group                                338,000
Arrow Tru-Line Holdings, Inc.                       1,087,950          East River Ventures I, L.P.                             5,423
Coining Corporation of America LLC                  1,080,190          Ford Motor Credit Co.                               1,191,001
Dexter Magnetics Technologies, Inc.                   554,304          General Motors Acceptance Corporation                 698,387
Douglas Dynamics LLC                                  325,000          Highgate Capital LLC                                      737
Evans Consoles, Inc.                                     --            Lazard LLC                                            372,359
Justrite Manufacturing Acquisition Co.                832,871          Leucadia National Corporation                         894,875
Rugby Manufacturing Company                         1,301,609          T C W Leveraged Income Trust, L.P.                    179,285
Tyco International Group SA                           159,880          Victory Ventures LLC                                        2
                                               --------------                                                         --------------
                                                    7,193,476                                                              4,575,632
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              HEALTHCARE, EDUCATION
 SERVICE - 6.14%                                                        & CHILDCARE - 3.80%
Abitibi-Consolidated, Inc.                            492,500          A T I Acquisition Company                           1,047,054
Allied Waste NA                                       510,000          American Hospice Management Holding LLC             1,433,538
CapeSuccess LLC                                         2,512          ICOS Corporation                                      314,063
Chemed Corporation                                    661,002          Interactive Health LLC                                430,000
Diversco, Inc./DHI Holdings, Inc.                   1,044,048          MedAssist, Inc.                                       139,076
Dwyer Group, Inc.                                   1,411,296          QLT, Inc.                                             277,169
Keystone North America, Inc.                          180,607          Quintiles Transnational Corporation                   281,250
Mac-Gray Corporation                                  306,000          Tenet Healthcare Corporation                          598,875
Moss, Inc.                                            902,518                                                         --------------
M S X International, Inc.                             174,125                                                              4,521,025
Service Corporation International                     526,000                                                         --------------
U S M Holdings Corporation                            625,041          HOME & OFFICE FURNISHINGS
Universal City Florida                                207,500           HOUSEWARES, AND DURABLE CONSUMER
Wesco International, Inc.                             260,625           PRODUCTS - 3.81%
                                               --------------          Connor Sport Court International, Inc.              1,126,962
                                                    7,303,774          Home Decor Holding Company                          1,134,194
                                               --------------          Hussey Seating Corporation                            625,540
ELECTRONICS - 4.80%                                                    Samsonite Corporation                                 531,250
A E S Corporation                                     657,438          U-Line Corporation                                  1,117,195
Arrow Electronics, Inc.                               512,741                                                         --------------
Directed Electronics, Inc.                          2,616,946                                                              4,535,141
Distributed Energy Systems                            116,760                                                         --------------
Electronic Data Systems Corporation                   535,499          LEISURE, AMUSEMENT,
Precision Dynamics, Inc.                              607,210           ENTERTAINMENT - 1.87%
Siebe PLC                                             309,750          Intrawest Corporation                                 255,938
Texas Genco LLC                                       356,125          Keepsake Quilting, Inc.                               882,102
                                               --------------          M G M Mirage, Inc.                                    222,188
                                                    5,712,469          Majestic Star Casino LLC                              247,500
                                               --------------          O E D Corp/Diamond Jo Company Guarantee               490,625
FARMING & AGRICULTURE - 0.00%                                          Warner Music Group                                    125,312
Protein Genetics, Inc.                                   --                                                           --------------
                                               --------------                                                              2,223,665
                                                                                                                      --------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS September 30, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
MACHINERY - 8.20%                                                      RETAIL STORES - 4.41%
Aearo Co.                                      $      225,000          Blockbuster, Inc.                              $      226,875
C & M Conveyor, Inc.                                1,311,291          Neff Corporation                                      624,765
Integration Technology Systems, Inc.                  711,753          Neiman Marcus Group, Inc.                             597,000
Manitowoc Company, Inc.                               103,500          Olympic Sales, Inc.                                 2,134,387
Maxon Corporation                                   1,465,046          Rent-A-Center, Inc.                                   237,813
Numatics, Inc.                                        381,016          Rent-Way, Inc.                                        813,988
P W Eagle, Inc.                                       779,517          Sports Club Co.                                        99,000
Safety Speed Cut Manufacturing Company,             1,461,491          TVI, Inc.                                             202,500
Synventive Equity LLC                                  14,171          United Rentals, Inc.                                  313,624
Tronair, Inc.                                       1,540,019                                                         --------------
Tubular Textile Machinery                           1,250,898                                                              5,249,952
Weasler Holdings LLC                                  504,792                                                         --------------
                                               --------------          TECHNOLOGY - 0.78%
                                                    9,748,494          Cymer, Inc.                                           437,063
                                               --------------          Delstar Holding Corporation                           220,944
MEDICAL DEVICES/BIOTECH - 2.62%                                        Magnachip Semiconductor                                46,000
Beacon Medical Products, Inc.                       1,112,927          Sungard Data Systems                                   77,718
Coeur, Inc.                                           645,485          Unisys Corporation                                    147,375
E X C Acquisition Corporation                          57,171                                                         --------------
MicroGroup, Inc.                                    1,304,122                                                                929,100
                                               --------------                                                         --------------
                                                    3,119,705          TELECOMMUNICATIONS - 3.73%
                                               --------------          Cincinnati Bell, Inc.                                 541,750
MINING, STEEL, IRON                                                    Intelsat Bermuda, Ltd.                                480,501
 & NON PRECIOUS METALS - 0.05%                                         ITC^DeltaCom, Inc.                                  1,448,111
Better Minerals & Aggregates                           54,525          Nextel Communications Corporation                     428,226
                                               --------------          Rogers Wireless, Inc.                                 793,638
OIL AND GAS - 5.25%                                                    Telex Communications, Inc.                            266,875
C & J Spec-Rent Services, Inc.                      1,742,109          Triton P C S, Inc.                                    476,250
Chesapeake Energy Corporation                         682,500                                                         --------------
Clayton Williams Energy, Inc.                         366,560                                                              4,435,351
GulfMark Offshore, Inc.                               318,750                                                         --------------
Mustang Ventures Company                              367,762          UTILITIES - 1.38%
North American Energy Partners                        190,000          Markwest Energy                                       247,500
Pogo Producing Co.                                    253,438          Moog, Inc.                                             60,300
Offshore Logistics, Inc.                              344,750          Nalco Co.                                             255,625
Pacific Energy Partners                               359,625          Sierra Pacific Resources                              330,825
Transmontaigne, Inc.                                1,623,288          Tenaska Alabama Partners LP                           187,315
                                               --------------          Utilicorp United, Inc.                                561,250
                                                    6,248,782                                                         --------------
                                               --------------                                                              1,642,815
PHARMACEUTICALS - 1.13%                                                                                               --------------
CorePharma LLC                                      1,335,778          WASTE MANAGEMENT /
Enzymatic Therapy, Inc.                                 2,967           POLLUTION - 0.98%
                                               --------------          Terra Renewal Services, Inc.                        1,165,951
                                                    1,338,745                                                         --------------
                                               --------------          TOTAL CORPORATE RESTRICTED AND
PUBLISHING/PRINTING - 1.72%                                              PUBLIC SECURITIES - 103.69%                  $  123,304,189
American Media Operation, Inc.                        420,375                                                         ==============
Cadmus Communications Corporation                     361,375
Houghton Mifflin Co.                                  530,000
Primedia, Inc.                                        503,750
Sheridan Acquisition Corporation                      234,000
                                               --------------
                                                    2,049,500
                                               --------------

INCOME TAX INFORMATION:

The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of September 30, 2005. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 2005 is $794,345 and consists of $12,815,436 appreciation and $12,021,091 depreciation.

--------------------------------------------------------------------------------
28

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 28, 2005
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 28, 2005
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     November 28, 2005
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.